Income Taxes - Schedule of Loss Carryforwards and Deductible Temporary Differences (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	$ 64.7	$ 38.4
Non-capital tax losses | Expire (2025 to 2044)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	6.2	7.2
Non-capital tax losses | Never expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	58.5	31.2
Capital tax losses | Never expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	0.4	7.6
Non-capital and capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	$ 65.1	$ 46.0